Share-based Payment	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Share-based Payment
40	SHARE-BASED PAYMENT
Stock Option Plans
SMFG had introduced compensation-type stock options to directors, corporate auditors, and executive officers of SMFG and SMBC (“
SMFG
Stock Acquisition Rights”), which served as an incentive for them to further contribute to the equity appreciation and achieve better corporate performance through sharing the benefits and risks of the share price performance with the shareholders. The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights (1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)
A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024		2023
	Number of options (1)	Weighted average exercise price	Number of options (1)	Weighted average exercise price
Outstanding at beginning of period	427,800	¥1	537,900	¥1
Exercised	(71,000)	1	(110,100)	1

Outstanding at end of period	356,800	¥1	427,800	¥1

Exercisable at end of period	284,300	¥1	296,200	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.
In June 2017, SMFG and SMBC resolved to discontinue the issuance of new stock options. Thereafter, SMFG has not issued any new stock options.
The weighted average stock price at the date of exercise was ¥6,474 and ¥4,250 for the fiscal years ended March 31, 2024 and 2023, respectively.
Summarized information about stock options outstanding at March 31, 2024 and 2023 was as follows:

		At March 31,
		2024		2023
	Exercise price	Number of options	Remaining contractual lives in years	Number of options	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	356,800	19.1	427,800	20.1

Compensation Plans Utilizing Restricted Stock
In July 2017, the SMFG compensation committee resolved to revise the executive compensation policy and to introduce new stock compensation plans that utilize restricted stock.
The plans consist of Stock Compensation Plan I (“Plan I”), which determines remuneration primarily based on the medium-term performance, Stock Compensation Plan II (“Plan II”), which determines remuneration primarily based on the annual performance and Stock Compensation Plan III (“Plan III”), which determines remuneration primarily based on corporate title.
Plan I (medium-term performance share plan) has an evaluation period of three years, corresponding with SMFG’s medium-term management plan. Executives are initially allotted shares of restricted stock equivalent to the monetary amount determined based on the executive’s corporate title. After the completion of the evaluation period, the compensation committee reviews the progress of the medium-term management plan, performance of SMFG’s common stock, and results of customer satisfaction surveys and other factors, to determine the final amount to be released from transfer restrictions. Furthermore, the Company has incorporated quantitative indicators related to sustainability from the fiscal year ended March 31, 2024. In case the final amount falls below the initial amount, SMFG retrieves all or part of the allotted shares at no cost.
Under Plan II (annual performance share plan), executives are allotted shares of restricted stock equivalent to a certain portion of the monetary amount determined based on the annual performance of SMFG as well as on the individual performance of the executives reviewed both from short-term and medium-to-long-term
perspectives. The remainder is paid to the executives as a cash bonus. Transfer restrictions on these shares are released evenly over the three-year period following the year of allotment. Furthermore, the Company has incorporated qualitative and quantitative indicators related to environment, social, and governance (“ESG”) initiatives into executive compensation schemes to accelerate sustainability management from the fiscal year ended March 31, 2023.
Under Plan III (promotion reward plan), executives are allotted shares of restricted stock equivalent to pre-determined
compensation amounts per title, reflecting the increased responsibilities derived from promotions. Restrictions shall apply to the shares until the earlier of 30 years from allotment or when the executive retires from office.
The eligible executives for the plans are directors (excluding outside directors), corporate executive officers and executive officers, etc. of SMFG, directors (excluding outside directors) and executive officers, etc. of SMBC and representative corporate executive officers of certain of the Company’s subsidiaries.
As part of the executive compensation policy, SMFG and SMBC introduced provisions for forfeiture and claw-back of vested stock under the plans in order to restrain excessive risk-taking and foster a prudent risk culture expected of a financial institution.
The number of restricted shares and the fair value of restricted shares at the measurement date for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023
Outstanding at beginning of period	1,507,099	1,399,680
Allotted	477,890	329,092
Released	(814,659)	(221,673)
Forfeited	(49,655)	—

Outstanding at end of period	1,120,675	1,507,099

Fair value at measurement date	¥6,281	¥4,004

The fair value of restricted shares is based on the market price of SMFG common stock. If any granted conditions exist, the terms and conditions upon which the shares were granted, are taken into account when estimating both the number of shares expected to vest and the fair value of the shares granted. The amount of restricted shares recognized as expenses was measured based on the fair value of the restricted shares granted, which were ¥1,081 million and ¥1,438 million for the fiscal years ended March 31, 2024 and 2023, respectively, and included in “General and administrative expenses” in the consolidated income statements.